Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 108	$ 0	$ (3,956)
State	24	0	(1,764)
Total current	132	0	(5,720)
Deferred:
Federal	1,598	(4,010)	(2,773)
State	283	(873)	(1,781)
Total deferred	0	0	12,043
Change in valuation allowance	(1,878)	4,883	16,597
Income tax expense	$ 132	$ 0	$ 6,323